Provision for taxes, civil and labor risks (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Provisions	These provisions are as follows:

	December 31,
	2018	2017
Taxes	1,962	1,896
Civil	44,960	48,751
Labor	34,062	22,551

	80,984	73,198

Schedule of Changes in Taxes, Civil and Labor Provisions

Changes in these provisions are as follows:

Total
Balance at December 31, 2016	76,353
Provisions recognized	78,469
Utilized provisions	(81,624)

Balance at December 31, 2017	73,198

Provisions recognized	70,439
Utilized provisions	(62,653)

Balance at December 31, 2018	80,984

Schedule of Amounts of Claims for Which No Provision Recorded

The total amount of claims, which according to management represent losses that are reasonably possible but not probable, for which no provision was recorded are as follow:

	December 31,
	2018	2017
Taxes	87,384	80,648
Civil	43,203	23,304
Labor	135,311	133,283

	265,898	237,235